Derivative Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative Financial Instruments (Textual) [Abstract]
Maximum amount of loss due to credit risk	$ 1,086
Maximum length of time hedged in cash flow hedge	2 years
Maximum maturity period of significant portion of forward and option contracts outstanding	12 months
Aggregate gain reclassified from other comprehensive (loss) income, net of taxes	(22,603)	11,956	8,138
Typical maturity period in which other risk derivatives outstanding	less than 12 months
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges recorded in accumulated other comprehensive (loss) income	(17,942)	(14,437)	6,002	12,936
(Losses) from cash flow hedges recognized in other comprehensive (loss) income	(30,730)	(8,497)	990
(Losses) gains from cash flow hedges recognized in other comprehensive (loss) income, net of taxes	(26,108)	(8,483)	1,204
Foreign currency cash flow hedge, reclassified into earnings within next 12 months	15,964
Derivative Financial Instruments (Textual) [Abstract]
Aggregate gain reclassified from other comprehensive (loss) income, net of taxes	$ 22,603	$ (11,956)	$ (8,138)